Stock-Based Compensation (Details Narrative) - $ / shares							9 Months Ended	12 Months Ended
	Aug. 15, 2018	Jun. 08, 2018	Jun. 07, 2018	May 17, 2018	Feb. 16, 2018	Feb. 09, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 22, 2018
Number of stock options granted							500,000	2,900,000
Stock options exercise price							$ 0.21	$ 0.10
Number of options exercisable during period							880,553	733,331
Tranche One [Member]
Number of options exercisable during period				2,778
Tranche Two [Member]
Number of options exercisable during period				2,778
Tranche Three [Member]
Number of options exercisable during period				2,770
Director [Member]
Number of stock options granted			100,000	100,000		100,000
Stock options exercise price			$ 0.60	$ 0.60		$ 0.60
Stock options exercisable term			10 years	10 years		10 years
Exercisable term				Apr. 17, 2021
Director [Member] | Tranche One [Member]
Number of options exercisable during period			33,333.3			33,333.3
Director [Member] | Tranche Two [Member]
Number of options exercisable during period			33,333.3			33,333.3
Director [Member] | Tranche Three [Member]
Number of options exercisable during period			33,333.4			33,333.4
Two Consultants [Member]
Number of stock options granted					75,000
Stock options exercise price					$ 0.60
Stock options exercisable term					10 years
Two Consultants [Member] | Tranche One [Member]
Number of options exercisable during period					25,000
Two Consultants [Member] | Tranche Two [Member]
Number of options exercisable during period					25,000
Two Consultants [Member] | Tranche Three [Member]
Number of options exercisable during period					25,000
One Consultants [Member]
Number of stock options granted	50,000	75,000
Stock options exercise price	$ 1.00	$ 0.60
Stock options exercisable term	2 years	10 years
One Consultants [Member] | Tranche One [Member]
Number of options exercisable during period		25,000
One Consultants [Member] | Tranche Two [Member]
Number of options exercisable during period		25,000
One Consultants [Member] | Tranche Three [Member]
Number of options exercisable during period		25,000
2017 Equity Incentive Plan [Member]
Description on equity incentive plan							The terms of the Plan provide that our board of directors may grant options to acquire common shares of the Company at not less than 100% of the greater of: (i) the fair market value of the shares underlying the options on the grant date and (ii) the fair market value of the shares underlying the options on the date preceding the grant date at terms of up to ten years.
Number of options available for grant								3,000,000
Number of stock options granted							3,400,000	2,900,000
Number of stock options unissued							500,000	100,000
2017 Equity Incentive Plan [Member] | Maximum [Member]
Number of options available for grant										3,900,000
2017 Equity Incentive Plan [Member] | Director [Member]
Ownership acquire percentage							100.00%